ORDINARY SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended						12 Months Ended				1 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2010 Series A1 convertible redeemable preferred shares	Apr. 30, 2009 Series A1 convertible redeemable preferred shares CDH Xueda Education	Nov. 30, 2010 Series A2 convertible redeemable preferred shares	Apr. 30, 2009 Series A2 convertible redeemable preferred shares Century Hui Ce	Nov. 30, 2010 Ordinary shares	Apr. 30, 2009 Ordinary shares	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares	Dec. 31, 2010 Ordinary shares	Sep. 30, 2011 Ordinary shares	May 31, 2009 Ordinary shares Yao Jinbo	Sep. 30, 2011 ADSs	Nov. 30, 2010 ADSs	Dec. 31, 2012 ADSs	Apr. 30, 2009 Xueda Technology
ORDINARY SHARES
Number of shares subscribed by ordinary shareholders																	66,670,000
Shares converted into ordinary shares			21,555,920	3,126,920	8,796,920	1,373,080
Aggregated number of shares resulting from conversion of convertible securities							30,352,840	4,500,000			30,352,840
Number of shares repurchased													1,207,200
Number of shares repurchased									4,155,864	5,210,168
Repurchase consideration
Shares issued							38,013,000								19,006,500
Number of shares transferred to depositary bank for future exercise of share options										1,300,000
Number of shares issued upon exercise of share options									1,015,516
Number of shares remaining available for future issuances									284,484
Maximum repurchase amount of outstanding ADSs under the repurchase program														30,000
Equivalent number of shares for each American Depositary Share												2
Average price per ADS repurchase (in dollars per share)									$ 1.75	$ 1.70
Aggregate cost	$ 7,278	$ 8,846														$ 16,124